UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Core Select

BBH International Equity Fund

BBH Broad Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1. Report to Stockholders.

Semi-Annual Report

APRIL 30, 2012

BBH Broad Market Fund

BBH BROAD MARKET FUND
PORTFOLIO ALLOCATION
April 30, 2012 (unaudited)

BREAKDOWN BY SECURITY TYPE
	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$ 901,772,711	34.9%
Collateralized Mortgage Backed Securities	15,837,550	0.6
Corporate Bonds	1,406,887,994	54.4
Municipal Bonds	113,335,199	4.4
U.S. Government Agency Obligations	2,147,012	0.1
Certificates of Deposit	110,000,291	4.3
Commercial Paper	52,298,950	2.0
U.S. Treasury Bills	3,398,552	0.1
Liabilities in Excess of Cash and Other Assets	(20,165,899)	(0.8)
NET ASSETS	$2,585,512,360	100.0%

All data as of April 30, 2012. The BBH Broad Market Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS
April 30, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (34.9%)
$35,000,000	Ally Master Owner Trust 2010-2[1]	04/15/17	4.250%	$37,739,559
2,750,000	American Express Credit Account
	Master Trust 2008-4[2]	11/15/16	1.640	2,821,447
2,750,000	American Express Credit Account
	Master Trust 2008-9[2]	04/15/16	1.840	2,809,255
1,496,552	AmeriCredit Automobile Receivables
	Trust 2009-1	10/15/13	3.040	1,501,088
1,131,180	AmeriCredit Automobile Receivables
	Trust 2010-1	03/17/14	1.660	1,132,666
13,525,000	AmeriCredit Automobile Receivables
	Trust 2010-3	04/08/15	1.140	13,565,332
9,635,000	AmeriCredit Automobile Receivables
	Trust 2011-3	01/08/16	1.170	9,657,369
6,700,000	AmeriCredit Automobile Receivables
	Trust 2011-4	05/09/16	1.170	6,713,758
7,250,000	AmeriCredit Automobile Receivables
	Trust 2012-2	10/10/17	2.640	7,265,840
601,392	Americredit Prime Automobile
	Receivables Trust 2009-1	01/15/14	2.210	602,155
13,350,000	Avis Budget Rental Car Funding AESOP
	LLC 2009-2A1	02/20/14	5.680	13,711,538
3,000,000	Avis Budget Rental Car Funding AESOP
	LLC 2010-3A1	05/20/16	4.640	3,232,543
25,300,000	Avis Budget Rental Car Funding AESOP
	LLC 2010-5A1	03/20/17	3.150	26,198,540
21,595,845	Axis Equipment Finance Receivables
	LLC 2012-1A1	03/20/15	1.250	21,594,549
20,500,000	BA Credit Card Trust 2007-A8	11/17/14	5.590	20,632,813
16,000,000	Bank of America Auto Trust 2009-2A1	10/15/16	3.030	16,177,626
1,404,357	Bank of America Auto Trust 2009-3A1	12/15/13	1.670	1,406,253
13,380,000	BMW Vehicle Owner Trust 2011-A	08/25/15	0.760	13,398,547
15,175,000	Cabela’s Master Credit Card Trust
	2010-2A1,2	09/17/18	0.940	15,344,704
29,715,000	Cabela’s Master Credit Card Trust
	2012-1A1,2	02/18/20	0.770	29,786,046

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	3

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$3,725,000	Capital One Multi-Asset Execution
	Trust 2005-A7	06/15/15	4.700%	$3,770,648
18,220,000	CarMax Auto Owner Trust 2011-2	12/15/15	0.910	18,277,633
6,220,000	CarNow Auto Receivables Trust[1,3]	01/15/15	2.090	6,219,903
6,800,000	Chase Issuance Trust 2008-A10[2]	08/17/15	0.990	6,865,715
19,430,000	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.491	19,548,235
2,796,753	Chrysler Financial Auto Securitization
	Trust 2009-A	01/15/16	2.820	2,809,442
8,019,727	CitiFinancial Auto Issuance Trust
	2009-1[1]	10/15/13	2.590	8,054,262
20,000,000	CitiFinancial Auto Issuance Trust
	2009-1[1]	08/15/16	3.150	20,323,478
7,457,973	CNH Equipment Trust 2009-B	10/15/14	5.170	7,563,844
1,567,869	CNH Equipment Trust 2010-B	11/17/14	1.030	1,571,166
18,500,000	CNH Wholesale Master Note Trust
	2011-1A1,2	12/15/15	1.040	18,553,315
8,140,000	Credit Acceptance Auto Loan Trust
	2012-1A1	09/16/19	2.200	8,161,584
3,000,000	Credit Acceptance Auto Loan Trust
	2012-1A1	03/16/20	3.120	3,009,454
13,800,000	DSC Floorplan Master Owner Trust
	2011-1[1]	03/15/16	3.910	13,995,990
17,170,951	Enterprise Fleet Financing LLC
	2011-2[1]	10/20/16	1.430	17,174,169
14,720,000	Enterprise Fleet Financing LLC
	2011-3[1]	05/20/17	1.620	14,825,466
10,350,000	Enterprise Fleet Financing LLC
	2012-1[1,3]	11/20/17	1.140	10,349,067
22,215,034	Exeter Automobile Receivables
	Trust 2012-1A1	08/15/16	2.020	22,224,960
4,481,626	Ford Credit Auto Owner Trust
	2009-E	01/15/14	1.510	4,493,769
4,470,000	Ford Credit Auto Owner Trust
	2012-B	02/15/18	2.080	4,477,168

The accompanying notes are an integral part of these financial statements.

4

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$7,450,000	Ford Credit Floorplan Master
	Owner Trust 2010-1[1,2]	12/15/14	1.890%	$7,521,609
1,500,000	Ford Credit Floorplan Master Owner
	Trust 2010-3[1,2]	02/15/17	1.940	1,552,749
30,250,000	Ford Credit Floorplan Master Owner
	Trust 2010-3[1]	02/15/17	4.200	32,748,136
33,000,000	GE Capital Credit Card Master Note
	Trust 2009-2	07/15/15	3.690	33,228,212
1,500,000	GE Capital Credit Card Master Note
	Trust 2010-3	06/15/16	2.210	1,527,108
3,940,000	GE Dealer Floorplan Master Note
	Trust 2011-1[2]	07/20/16	0.840	3,957,644
9,450,000	Hertz Vehicle Financing LLC 2010-1A1	02/25/17	3.740	10,011,318
32,660,000	Hertz Vehicle Financing LLC 2011-1A1	03/25/18	3.290	34,001,630
922,207	Honda Auto Receivables Owner
	Trust 2009-3	05/15/13	2.310	923,850
14,800,000	Honda Auto Receivables Owner
	Trust 2012-1	01/15/16	0.770	14,811,517
15,620,000	Huntington Auto Trust 2011-1A1	11/15/16	1.310	15,756,292
1,047,357	Hyundai Auto Receivables Trust
	2009-A	08/15/13	2.030	1,049,694
3,743,781	Leaf II Receivables Funding LLC
	2010-3[1]	06/20/16	3.450	3,737,042
9,121,572	Leaf II Receivables Funding LLC
	2011-1[1]	12/20/18	1.700	8,982,012
4,014,166	Mercedes-Benz Auto Receivables
	Trust 2009-1	01/15/14	1.670	4,032,949
4,141,992	MMAF Equipment Finance LLC
	2009-AA1	11/15/13	2.370	4,155,254
11,500,000	MMAF Equipment Finance LLC
	2009-AA1	01/15/30	3.510	11,872,145
21,700,000	Montana Higher Education Student
	Assistance Corp. 2012-1[2,3]	05/20/30	1.239	21,409,055
40,000,000	Nissan Master Owner Trust
	Receivables 2010-AA1,2	01/15/15	1.390	40,305,840

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	5

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$17,300,000	Nordstrom Private Label Credit Card
	Master Note Trust 2011-1A1	11/15/19	2.280%	$17,806,542
20,500,000	Penarth Master Issuer, Plc. 2011-1A1,2	05/18/15	0.890	20,507,280
5,107,276	Santander Drive Auto Receivables
	Trust 2010-1	11/17/14	1.840	5,145,973
11,750,000	Santander Drive Auto Receivables
	Trust 2010-1	05/15/17	2.430	12,001,746
7,320,000	Santander Drive Auto Receivables
	Trust 2011-2	02/16/15	1.290	7,342,332
13,460,000	Santander Drive Auto Receivables
	Trust 2011-3	04/15/15	1.230	13,497,027
14,640,000	SMART Trust 2011-1USA[1]	11/14/16	2.520	14,959,416
3,010,000	SMART Trust 2011-2USA[1]	03/14/15	1.540	3,028,482
8,880,000	SMART Trust 2011-4USA[1,2]	08/14/17	1.590	8,869,344
13,690,000	SMART Trust 2012-1USA[1]	12/14/17	2.010	13,669,465
16,120,000	Turquoise Card Backed Securities,
	Plc. 2011-1A1,2	09/15/16	0.990	16,030,695
10,440,000	Utah State Board of Regents[2]	05/01/29	1.397	10,173,258
2,579,541	Volkswagen Auto Loan Enhanced
	Trust 2010-1	01/20/14	1.310	2,584,167
10,100,000	Volkswagen Auto Loan Enhanced
	Trust 2012-1	07/20/18	1.150	10,160,290
18,350,000	Volkswagen Credit Auto Master
	Trust 2011-1A1,2	09/20/16	0.920	18,459,711
2,442,938	Westlake Automobile Receivables
	Trust 2011-1A1	07/15/13	1.080	2,442,819
3,875,000	Westlake Automobile Receivables
	Trust 2011-1A1	06/16/14	1.490	3,882,582
9,560,000	Wheels SPV LLC 2012-1[1]	03/20/21	1.190	9,561,069
2,501,418	World Omni Auto Receivables
	Trust 2010-A	12/16/13	1.340	2,505,561
	Total Asset Backed Securities
	(Identified cost $890,204,025)			901,772,711

The accompanying notes are an integral part of these financial statements.

6

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COLLATERALIZED MORTGAGE
	BACKED SECURITIES (0.6%)
$9,150,000	American Tower Trust 2007-1A1	04/15/37	5.420%	$9,739,598
5,780,000	JP Morgan Chase Commercial Mortgage
	Securities Corp. 2011-PLSD[1]	11/13/44	3.364	6,097,952
	Total Collateralized Mortgage
	Backed Securities
	(Identified cost $15,455,470)			15,837,550

	CORPORATE BONDS (54.4%)
	AEROSPACE/DEFENSE (0.4%)
10,790,000	Raytheon Co.	12/15/14	1.400	10,982,084

	AGRICULTURE (1.5%)
36,155,000	Reynolds American, Inc.	06/01/13	7.250	38,384,028

	AUTO MANUFACTURERS (1.4%)
11,705,000	Daimler Finance North America LLC[1]	01/09/15	2.300	11,944,672
24,865,000	Volkswagen International Finance NV1	03/22/15	1.625	24,946,731
				36,891,403

	BANKS (19.6%)
35,490,000	Barclays Bank, Plc.	09/22/16	5.000	38,293,284
17,500,000	BB&T Corp.	09/25/13	3.375	18,113,130
9,080,000	BB&T Corp.	03/15/16	3.200	9,631,910
19,890,000	Capital One Financial Corp.	03/23/15	2.150	20,018,907
16,940,000	Citigroup, Inc.[2]	11/05/14	0.811	16,166,181
12,300,000	Citigroup, Inc.	03/02/15	2.650	12,273,764
19,270,000	Citigroup, Inc.	05/19/15	4.750	20,245,081
16,485,000	Comerica Bank	11/21/16	5.750	18,406,096
25,490,000	DNB Bank ASA[1]	04/03/17	3.200	25,758,843
19,890,000	Fifth Third Bancorp	05/01/13	6.250	20,919,705
1,606,947	FNBC 1993-A Pass Through Trust	01/05/18	8.080	1,811,881
7,320,000	Goldman Sachs Group, Inc.	05/01/14	6.000	7,784,205
45,048,000	Goldman Sachs Group, Inc.[2]	07/22/15	0.866	41,501,866
11,660,000	HSBC USA, Inc.	02/13/15	2.375	11,787,502
13,465,000	JPMorgan Chase & Co.	06/01/14	4.650	14,340,212

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	7

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$12,350,000	JPMorgan Chase & Co.	03/01/16	3.450%	$12,931,561
21,490,000	JPMorgan Chase & Co.	07/05/16	3.150	22,272,215
17,000,000	KeyBank N.A.	08/15/12	5.700	17,233,240
26,675,000	KeyCorp	08/13/15	3.750	28,342,188
13,000,000	Morgan Stanley	01/09/17	5.450	13,207,506
25,440,000	National Australia Bank[2]	02/14/14	1.656	25,551,885
12,955,000	Royal Bank of Scotland, Plc.	01/11/14	3.250	13,030,579
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	13,216,730
22,310,000	Societe Generale SA1	01/15/14	2.500	21,931,511
23,035,000	Svenska Handelsbanken AB	04/04/17	2.875	23,420,468
37,340,000	Wachovia Corp.	05/01/13	5.500	39,081,724
				507,272,174

	BEVERAGES (1.5%)
20,850,000	Anheuser-Busch InBev Worldwide, Inc. .	03/26/13	2.500	21,192,190
2,705,000	Molson Coors Brewing Co.[3]	05/01/17	2.000	2,713,848
15,000,000	SABMiller Holdings, Inc.[1]	01/15/15	1.850	15,210,885
				39,116,923

	DIVERSIFIED FINANCIAL SERVICES (3.6%)
5,336,627	5400 Westheimer Court
	Depositor Corp.[1]	04/11/16	7.500	5,798,582
35,124,000	American Express Credit Corp.	08/20/13	7.300	37,914,672
10,000,000	Merrill Lynch & Co., Inc.	08/15/12	6.050	10,144,900
21,000,000	Merrill Lynch & Co., Inc.	01/15/15	5.000	21,926,142
15,700,000	Unison Ground Lease Funding LLC[1]	04/15/17	5.349	16,947,506
				92,731,802

	ELECTRIC (0.4%)
9,910,000	PG&E Corp.	04/01/14	5.750	10,776,630

	ENVIRONMENTAL CONTROL (0.6%)
15,180,000	Allied Waste North America, Inc.	06/01/17	6.875	15,768,225

The accompanying notes are an integral part of these financial statements.

8

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	FOOD (0.4%)
$9,200,000	Kroger Co.	06/15/12	6.200%	$9,257,794

	FOREST PRODUCT & PAPER (1.0%)
20,250,000	International Paper Co.	06/15/18	7.950	25,360,877

	GAS (0.7%)
7,000,000	Sempra Energy	02/01/13	6.000	7,273,182
8,830,000	Sempra Energy	11/15/13	8.900	9,850,933
				17,124,115

	HEALTHCARE-PRODUCTS (0.5%)
13,365,000	DENTSPLY International, Inc.[2]	08/15/13	2.003	13,451,979

	HEALTHCARE-SERVICES (1.3%)
5,000,000	UnitedHealth Group, Inc.	11/15/12	5.500	5,133,060
6,750,000	UnitedHealth Group, Inc.	04/01/13	4.875	7,011,684
20,484,000	WellPoint, Inc.	08/01/12	6.800	20,797,098
				32,941,842

	INSURANCE (3.4%)
25,097,000	ACE INA Holdings, Inc.	06/15/14	5.875	27,590,437
6,465,000	ACE INA Holdings, Inc.	05/15/15	5.600	7,285,473
8,260,000	Aflac, Inc.	02/15/17	2.650	8,442,455
4,130,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,311,741
18,040,000	Marsh & McLennan Cos., Inc.	04/01/17	2.300	17,972,260
10,840,000	MetLife, Inc.	12/15/12	5.375	11,155,205
10,000,000	MetLife, Inc.	02/06/14	2.375	10,233,340
				86,990,911

	IRON/STEEL (1.0%)
3,900,000	ArcelorMittal	02/25/15	3.750	3,975,215
20,934,000	ArcelorMittal	08/05/15	3.750	21,228,207
				25,203,422

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	9

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	MEDIA (2.9%)
$20,000,000	Comcast Cable Communications
	Holdings, Inc.	03/15/13	8.375%	$21,334,260
15,510,000	News America, Inc.	02/01/13	9.250	16,424,563
38,102,000	Time Warner Cable, Inc.	07/02/12	5.400	38,390,241
				76,149,064

	MINING (0.9%)
20,575,000	Anglo American Capital, Plc.[1]	04/08/14	9.375	23,556,050

	OFFICE/BUSINESS EQUIPMENT (0.5%)
12,385,000	Xerox Corp.[2]	09/13/13	1.874	12,475,175

	OIL & GAS (1.5%)
12,000,000	EnCana Corp.	10/15/13	4.750	12,599,436
25,995,000	Transocean, Inc.	03/15/13	5.250	26,857,800
				39,457,236

	OIL & GAS SERVICES (2.2%)
9,600,000	Cameron International Corp.[2]	06/02/14	1.414	9,614,102
7,120,000	Korea National Oil Corp.[1]	04/03/17	3.125	7,166,451
39,440,000	Weatherford International, Ltd.	03/15/13	5.150	40,826,750
				57,607,303

	PHARMACEUTICALS (1.6%)
13,865,000	Express Scripts Holding Co.[1]	02/12/15	2.100	14,071,949
26,765,000	Teva Pharmaceutical Finance Co. BV2	11/08/13	1.423	27,014,477
				41,086,426

	PIPELINES (0.7%)
18,283,000	Williams Partners LP	02/15/15	3.800	19,461,961

	REAL ESTATE (0.7%)
17,375,000	ProLogis LP	08/15/17	4.500	18,230,476

The accompanying notes are an integral part of these financial statements.

10

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	REAL ESTATE INVESTMENT TRUSTS (1.6%)
$23,247,000	American Tower Corp.	04/01/15	4.625%	$24,774,956
11,024,000	HCP, Inc.	02/01/14	2.700	11,185,479
4,120,000	Simon Property Group LP	01/30/17	2.800	4,251,016
				40,211,451

	RETAIL (0.1%)
2,193,973	CVS Pass-Through Trust[1]	01/10/13	6.117	2,259,793

	TELECOMMUNICATIONS (3.6%)
15,000,000	AT&T, Inc.	01/15/13	4.950	15,461,970
12,790,000	British Telecommunications, Plc.	01/15/13	5.150	13,164,798
4,430,000	Deutsche Telekom International
	Finance BV	07/22/13	5.250	4,651,341
21,110,000	Deutsche Telekom International
	Finance BV1	04/11/16	3.125	21,874,266
10,000,000	France Telecom SA	07/08/14	4.375	10,645,010
4,673,000	France Telecom SA	09/16/15	2.125	4,725,763
23,670,000	GTP Cellular Sites LLC[1]	03/15/17	3.721	23,735,329
				94,258,477

	TRANSPORTATION (0.8%)
5,000,000	Burlington Northern Santa Fe LLC	07/01/13	4.300	5,185,095
14,190,000	Union Pacific Corp.	01/31/13	5.450	14,695,278
				19,880,373
	Total Corporate Bonds
	(Identified cost $1,388,200,659)			1,406,887,994

	MUNICIPAL BONDS (4.4%)
1,470,000	Minnesota State Tobacco Securitization
	Authority	03/01/15	3.093	1,520,921
19,000,000	New Jersey State Economic Development
	Authority	09/01/13	2.657	19,229,900
16,565,000	New Jersey State Turnpike Authority	01/01/16	4.252	17,475,247
4,400,000	New York, New York	12/01/13	1.910	4,490,376
10,200,000	New York, New York	10/01/14	2.230	10,527,726

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	11

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$4,000,000	New York, New York	12/01/14	2.670%	$4,174,760
17,300,000	Pennsylvania State Economic
	Development Financing Authority	07/01/41	2.625	17,701,014
11,300,000	State of California	07/01/13	5.250	11,931,444
20,020,000	State of Illinois	01/01/14	4.071	20,827,406
5,180,000	State of Illinois	01/01/15	4.421	5,456,405
	Total Municipal Bonds
	(Identified cost $111,194,642)			113,335,199

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (0.1%)
559,675	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	04/01/36	2.802	598,523
129,970	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	12/01/36	2.240	136,397
158,363	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	01/01/37	2.721	169,704
290,084	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	02/01/37	2.901	310,606
183,921	Federal National Mortgage
	Association (FNMA)[2]	07/01/36	2.755	195,959
281,746	Federal National Mortgage
	Association (FNMA)[2]	09/01/36	2.443	300,186
370,909	Federal National Mortgage
	Association (FNMA)[2]	01/01/37	2.789	397,906
36,442	Government National Mortgage
	Association (GNMA)[2]	08/20/29	1.625	37,731
	Total U.S. Government Agency Obligations
	(Identified cost $2,017,561)			2,147,012

	CERTIFICATES OF DEPOSIT (4.3%)
60,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	06/05/12	0.360	60,000,291
50,000,000	Standard Chartered Bank	06/14/12	0.330	50,000,000
	Total Certificates of Deposit
	(Identified cost $110,000,291)			110,000,291

The accompanying notes are an integral part of these financial statements.

12

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL PAPER (2.0%)
$45,000,000	Deutsche Bank Financial LLC[4]	05/04/12	0.280%	$44,998,950
7,300,000	Societe Generale North America, Inc.[4]	05/01/12	0.180	7,300,000
	Total Commercial Paper
	(Identified cost $52,298,950)			52,298,950

	U.S. TREASURY BILLS (0.1%)
3,400,000	U.S. Treasury Bill[4,5]	09/06/12	0.130	3,398,552
	Total U.S. Treasury Bills
	(Identified cost $3,398,428)			3,398,552

TOTAL INVESTMENTS (Identified cost $2,572,770,026)[6]			100.8%	$2,605,678,259
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			(0.8)	(20,165,899)
NET ASSETS			100.0%	$2,585,512,360

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2012 was $852,312,888 or 33.0% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2012 coupon or interest rate.
[3]	Represents a security purchased on a when-issued basis.
[4]	Coupon represents a yield to maturity.
[5]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[6]	The aggregate cost for federal income tax purposes is $2,572,770,026, the aggregate gross unrealized appreciation is $33,684,114 and the aggregate gross unrealized depreciation is $775,881, resulting in net unrealized appreciation of $32,908,233.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	13

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 –	(unadjusted) quoted prices in active markets for identical investments.
—	Level 2 –	significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Investment Manager’s perceived risk of that instrument.

Financial assets whose values are based on quoted market prices in active markets, and therefore classified within level 1, include active listed equities, exchange traded derivatives, U.S. government treasury bills and certain non-U.S. sovereign obligations. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

14

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value. The Fund does not classify any holdings at level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2012.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2012
Asset Backed Securities	$—	$901,772,711	$—	$901,772,711
Collateralized Mortgage
Backed Securities	—	15,837,550	—	15,837,550
Corporate Bonds	—	1,406,887,994	—	1,406,887,994
Municipal Bond	—	113,335,199	—	113,335,199
U.S. Government Agency
Obligations	—	2,147,012	—	2,147,012
Certificates of Deposit	—	110,000,291	—	110,000,291
Commercial Paper	—	52,298,950	—	52,298,950
U.S. Treasury Bills	—	3,398,552	—	3,398,552
Total Investments,
at value	$—	$2,605,678,259	$—	$2,605,678,259
Other Financial Instruments, at value
Futures Contracts	(3,331,935)	—	—	(3,331,935)
Other Financial Instruments,
at value	$(3,331,935)	$—	$—	$(3,331,935)

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between levels 1, 2 or 3 as of April 30, 2012, based on the valuation input levels on October 31, 2011.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	15

BBH BROAD MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (unaudited)

ASSETS:
Investments in securities, at value (identified cost $2,572,770,026)	$2,605,678,259
Cash	160,835
Receivables for:
Interest	16,635,271
Investments sold	14,213,924
Shares sold	4,518,983
Other receivables	611
Prepaid assets	4,278
Total Assets	2,641,212,161

LIABILITIES:
Payables for:
Investments purchased	49,316,228
Shares redeemed	5,077,980
Investment advisory and administrative fees	575,933
Shareholder servicing fees	250,264
Custody and fund accounting fees	160,448
Futures variation margin on open contracts	135,953
Dividends declared	123,502
Professional fees	27,350
Distribution fees	3,011
Transfer agent fees	2,941
Board of Trustees’ fees	897
Accrued expenses and other liabilities	25,294
Total Liabilities	55,699,801
NET ASSETS	$2,585,512,360
Net Assets Consist of:
Paid-in capital	$2,551,882,655
Undistributed net investment income	214,110
Accumulated net realized gain on investments in securities and
futures contracts	3,839,286
Net unrealized appreciation/(depreciation) on investments in
securities and futures contracts	29,576,309
Net Assets	$2,585,512,360
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($1,517,152,399 ÷ 146,690,155 shares outstanding)	$10.34
CLASS I SHARES
($1,068,359,961 ÷ 103,341,082 shares outstanding)	$10.34

The accompanying notes are an integral part of these financial statements.

16

BBH BROAD MARKET FUND
STATEMENT OF OPERATIONS
For the six months ended April 30, 2012 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest and other income (net of withholding taxes of $2,284)	$26,208,169
Total Income	26,208,169
Expenses:
Investment advisory and administrative fees	3,327,832
Shareholder servicing fees	1,305,123
Custody and fund accounting fees	233,532
Board of Trustees’ fees	54,057
Professional fees	34,113
Distribution fees	17,684
Transfer agent fees	14,126
Miscellaneous expenses	52,263
Total Expenses	5,038,730
Expense offset arrangement	(266)
Net Expenses	5,038,464
Net Investment Income	21,169,705
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	4,793,212
Net realized loss on futures contracts	(319,265)
Net realized gain on investments in securities and futures contracts	4,473,947
Net change in unrealized appreciation/(depreciation) on investments
in securities	9,722,042
Net change in unrealized appreciation/(depreciation) on futures contracts	(3,949,269)
Net change in unrealized appreciation/(depreciation) on investments
in securities and futures contracts	5,772,773
Net Realized and Unrealized Gain	10,246,720
Net Increase in Net Assets Resulting from Operations	$31,416,425

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	17

BBH BROAD MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2012 (unaudited)	For the year ended October 31, 2011
INCREASE IN NET ASSETS:
Operations:
Net investment income	$21,169,705	$38,756,156
Net realized gain on investments in securities and
futures contracts	4,473,947	9,589,152
Net change in unrealized appreciation/(depreciation)
on investments in securities and futures contracts	5,772,773	(35,367,324)
Net increase in net assets resulting from operations	31,416,425	12,977,984
Dividends and distributions declared:
From net investment income:
Class N	(12,056,046)	(22,378,091)
Class I	(9,115,982)	(16,390,844)
From net realized gains:
Class N	(5,251,943)	—
Class I	(3,417,866)	—
Total dividends and distributions declared	(29,841,837)	(38,768,935)
Share transactions:
Net proceeds from sales of shares	1,042,103,119	1,270,309,218
Net asset value of shares issued to shareholders for
reinvestment of dividends and distributions	28,941,147	37,551,425
Proceeds from short-term redemption fees	—	9,076
Net cost of shares redeemed	(647,914,778)	(1,333,865,597)
Net increase (decrease) in net assets resulting
from share transactions	423,129,488	(25,995,878)
Total increase (decrease) in net assets	424,704,076	(51,786,829)

NET ASSETS:
Beginning of year	2,160,808,284	2,212,595,113
End of period (including undistributed net investment
income of $214,110 and $216,433, respectively)	$2,585,512,360	$2,160,808,284

The accompanying notes are an integral part of these financial statements.

18

BBH BROAD MARKET FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

	For the six months ended April 30, 2012 (unaudited)	For the years ended October 31,
		2011	2010	2009	2008	2007
Net asset value, beginning
of period	$10.34	$10.46	$10.24	$9.31	$9.92	$10.10
Income from investment operations:
Net investment income[1]	0.09	0.17	0.25	0.30	0.44	0.46
Net realized and unrealized
gain (loss)	0.04	(0.12)	0.21	0.96	(0.63)	(0.21)
Total income (loss) from
investment operations	0.13	0.05	0.46	1.26	(0.19)	0.25
Less dividends and distributions:
From net investment income	(0.09)	(0.17)	(0.24)	(0.33)	(0.42)	(0.43)
From net realized gains	(0.04)	—	—	—	—	—
Total dividends and
distributions	(0.13)	(0.17)	(0.24)	(0.33)	(0.42)	(0.43)
Net asset value, end of period	$10.34	$10.34	$10.46	$10.24	$9.31	$9.92
Total return	1.23%	0.52%	4.58%	13.63%	(2.08)%	2.42%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$1,517	$1,336	$1,287	$870	$160	$168
Ratio of expenses to average net
assets before reductions	0.49%[2]	0.49%	0.49%	0.52%	0.58%	0.62%
Expense offset arrangement	0.00%[2,3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.01%
Ratio of expenses to average net
assets after reductions	0.49%[2]	0.49%	0.49%	0.52%	0.58%	0.61%
Ratio of net investment income
to average net assets	1.71%[2]	1.66%	2.38%	2.96%	4.42%	4.62%
Portfolio turnover rate	20%	28%	40%	125%	185%	275%

[1]	Calculated using average shares outstanding for the period.
[2]	Annualized
[3]	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	19

BBH BROAD MARKET FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class I share outstanding throughout each period

	For the six months ended April 30, 2012 (unaudited)	For the years ended October 31,
		2011	2010	2009	2008	2007
Net asset value, beginning
of period	$10.34	$10.46	$10.23	$9.31	$9.92	$10.10
Income from investment operations:
Net investment income[1]	0.10	0.19	0.26	0.31	0.46	0.48
Net realized and unrealized
gain (loss)	0.04	(0.12)	0.23	0.95	(0.64)	(0.20)
Total income (loss) from
investment operations	0.14	0.07	0.49	1.26	(0.18)	0.28
Less dividends and distributions:
From net investment income	(0.10)	(0.19)	(0.26)	(0.34)	(0.43)	(0.46)
From net realized gains	(0.04)	—	—	—	—	—
Total dividends and
distributions	(0.14)	(0.19)	(0.26)	(0.34)	(0.43)	(0.46)
Net asset value, end of period	$10.34	$10.34	$10.46	$10.23	$9.31	$9.92
Total return	1.32%	0.67%	4.83%	13.67%	(1.92)%	2.58%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$1,068	$825	$926	$455	$95	$121
Ratio of expenses to average net
assets before reductions	0.32%[2]	0.33%	0.34%	0.37%	0.42%	0.47%
Expense offset arrangement	0.00%[2,3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.01%
Ratio of expenses to average net
assets after reductions	0.32%[2]	0.33%	0.34%	0.37%	0.42%	0.46%
Ratio of net investment income
to average net assets	1.87%[2]	1.82%	2.52%	3.11%	4.56%	4.78%
Portfolio turnover rate	20%	28%	40%	125%	185%	275%

[1]	Calculated using average shares outstanding for the period.
[2]	Annualized
[3]	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

20

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2012 (unaudited)

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced operations on December 3, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other share class of the Fund. As of April 30, 2012, there were four series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.
Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable
FINANCIAL STATEMENT APRIL 30, 2012	21

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government obligations as designated by the Federal Reserve Bank of New York.

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At April 30, 2012, the Fund had no open repurchase agreements.

E.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. As of and for the six months ended April 30, 2012, the Fund had no open Contracts.
F.	Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Cash payments are
22

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

exchanged at specified intervals and recorded in the Statement of Operations as realized gains and losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily, and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index. The Fund did not have any swap activity during the six months ended April 30, 2012.

G.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates, which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. The following futures contracts were open at April 30, 2012:
Description	Number of Contracts	Expiration Date	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	3,160	June 2012	$696,928,141	$(987,500)
U.S. Treasury 5-Year Notes	2,770	June 2012	342,917,357	(2,344,435)
				$(3,331,935)

For the six months ended April 30, 2012, the average monthly number of open futures contracts was 4,739. The range of monthly notional values was $735,168,390 to $1,036,513,563.

FINANCIAL STATEMENT APRIL 30, 2012	23

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2012

Derivatives not accounted for as hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures Contracts	Futures variation	–	Futures variation	$135,953	*
	margin on open		margin on open
	contracts		contracts
Total		–		$135,953

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Net Realized Gain/(Loss) on Derivatives
Futures Contracts	$(319,265)

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$(3,949,269)

H.	Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the portfolio of investments.
I.	Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. Pursuant to the Fund’s securities lending policy and procedures, the loans are secured by collateral in an amount equal to at least the market value at all times of
24

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2012.

J.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carry forwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC”) 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2012, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2012, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

FINANCIAL STATEMENT APRIL 30, 2012	25

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

K.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are generally declared and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2011 and 2010, respectively, were as follows:
Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2011:	$38,768,935	–	$38,768,935	–	$38,768,935
2010:	43,367,427	–	43,367,427	–	43,367,427

As of October 31, 2011 and 2010, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2011:	$216,433	$8,653,078	$8,869,511	$ –	$ –	$23,185,606	$32,055,117
2010:	228,766	–	228,766	(4,235,772)	(608)	59,170,860	55,163,246

As of October 31, 2011, the Fund had a no net capital loss carry forward.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital loss.

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

26

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

L.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates.

A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. For the period November 1, 2011 to December 31, 2011 the Fund paid a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% of the Fund’s average daily net assets. Effective January 1, 2012 the Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1,000,000,000 of average daily net assets and 0.25% per annum on all average daily net assets over $1,000,000,000. For the six months ended April 30, 2012, the Fund incurred $3,327,832 for services under the Agreement.
B.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of Class N shares’ average daily net assets from November 1, 2011 to December 31, 2011. Effective January 1, 2012 the Fund’s shareholder servicing fee is calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2012, Class N shares of the Fund incurred $1,305,123 in shareholder servicing fees.
C.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100,000,000 of average daily net assets, 0.02% per annum on the next $400,000,000 of average daily net assets and 0.01% per annum on all average daily net assets over $500,000,000. For the six months ended April 30, 2012, the Fund incurred $233,532 in custody and fund accounting fees. These fees for the Fund were reduced by $266 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to
FINANCIAL STATEMENT APRIL 30, 2012	27

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2012, was $0.

D.	Securities Lending Fees. The Trust has a securities lending agreement with` BBH for which BBH receives a portion of the securities lending proceeds in exchange for its services as lending agent. For the six months ended April 30, 2012, BBH received no securities lending proceeds.
E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2012, the Fund incurred $54,057 in non-interested Trustee compensation and reimbursements.
4.	Investment Transactions. For the six months ended April 30, 2012, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $1,209,776,504 and $441,530,506 respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	52,216,485	$539,052,108	73,393,742	$764,288,458
Shares issued in
connection with
reinvestments of
dividends	1,622,708	16,717,898	2,062,291	21,444,208
Proceeds from short-term
redemption fees	NA	—	NA	8,771
Shares redeemed	(36,361,768)	(375,527,271)	(69,215,317)	(720,461,530)
Net increase	17,477,425	$180,242,735	6,240,716	$65,279,907
Class I
Shares sold	48,757,232	$503,051,011	48,573,131	$506,020,760
Shares issued in
connection with
reinvestments of
dividends	1,187,063	12,223,249	1,549,678	16,107,217
Proceeds from short-term
redemption fees	NA	—	NA	305
Shares redeemed	(26,363,600)	(272,387,507)	(58,915,144)	(613,404,067)
Net increase (decrease)	23,580,695	$242,886,753	(8,792,335)	$(91,275,785)
28

BBH BROAD MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund’s use of borrowing, engagement in reverse repurchase agreements and investment in some derivatives, involve leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
FINANCIAL STATEMENT APRIL 30, 2012	29

BBH BROAD MARKET FUND
DISCLOSURE OF FUND EXPENSES
April 30, 2012 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

30

BBH BROAD MARKET FUND
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2012 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period November 1, 2011 to April 30, 2012[1]
Class N
Actual	$1,000	$1,012	$2.45
Hypothetical[2]	$1,000	$1,022	$2.46

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period November 1, 2011 to April 30, 2012[1]
Class I
Actual	$1,000	$1,013	$1.60
Hypothetical[2]	$1,000	$1,023	$1.61

1	Expenses are equal to the Fund’s annualized expense ratio of 0.49 % and 0.32 % for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
2	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
FINANCIAL STATEMENT APRIL 30, 2012	31

BBH BROAD MARKET FUND
DISCLOSURE OF ADVISOR SELECTION
April 30, 2012 (unaudited)

Board of Trustees Considerations in Approving the Investment Advisory and Administrative Services Agreement

The 1940 Act requires that the continuation of the Agreement be specifically approved annually both by the Board and by a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approval, the Board must request and evaluate, and the Investment Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

The Board, including a majority of the Independent Trustees, held an in person meeting on December 7, 2011, to consider whether to renew the Agreement. Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations, profitability, compliance and Fund performance. The Board received from Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

Nature, Extent and Quality of Services

The Board received and considered information, during the in person meeting held on December 7, 2011, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser. The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board also noted that BBH provides administrative services to the Fund.

32

BBH BROAD MARKET FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2012 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices that the Investment Adviser follows in allocating the portfolio transactions of the Fund, including the policies and practices of the Fund and the Investment Adviser regarding best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Agreement.

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with a selected securities index as well as a selection of peer funds. The Board reviewed information showing performance of the Fund over the 1, 3, 5, and 10 year periods ended September 30, 2011, as compared to an appropriate securities index and fund peers over comparable periods. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. In their review, the Board noted that the Fund outperformed the Morningstar Short Term Bond Category Average in the 3, 5 and 10 year periods but trailed in the 1 year period. The Board concluded that the Fund’s investment performance was satisfactory when viewed in the context of its historic investment style and was consistent with the Fund’s investment approach.

Fee Rates

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided under the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fees and the Fund’s net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

Costs of Services Provided and Profitability

The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2011, and for the prior one-year period. The data included the effect of revenue generated by the shareholder servicing, custody and investment advisory and administration fees paid by the Fund. The Board also reviewed the allocation methods used in preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms. The Board focused

FINANCIAL STATEMENT APRIL 30, 2012	33

BBH BROAD MARKET FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2012 (unaudited)

on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, and fees received for being the Fund’s administrator, custodian and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders, noting the recent implementation of a graduated investment advisory fee schedule for the Fund, effective January 1, 2012, which reduced the fee paid to the Investment Adviser from 0.30% to 0.25% on average daily net assets over $1,000,000,000. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to Investment Adviser were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by the Investment Adviser.

34

BBH BROAD MARKET FUND
CONFLICTS OF INTEREST
April 30, 2012 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, shareholder servicing, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s average daily net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets. From time to time, BBH may buy or sell shares of the Fund on behalf of discretionary wealth management clients.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters

FINANCIAL STATEMENT APRIL 30, 2012	35

BBH BROAD MARKET FUND
CONFLICTS OF INTEREST (continued)
April 30, 2012 (unaudited)

of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, the Investment Adviser has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

36

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
(800) 625-5759

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the U.S. Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Fund at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2012

BBH Core Select

BBH CORE SELECT

PORTFOLIO ALLOCATION
April 30, 2012 (unaudited)

SECTOR DIVERSIFICATION

		Percent of
	U.S. $ Value	Net Assets
Basic Materials	$1,845,841	0.1%
Communications	271,053,125	14.8
Consumer Cyclical	138,987,758	7.6
Consumer Non-Cyclical	567,215,433	31.1
Energy	143,559,223	7.9
Financials	384,975,280	21.1
Industrials	72,959,373	4.0
Technology	79,964,339	4.4
Repurchase Agreements	166,000,000	9.1
Liabilities in Excess of Other Assets	(2,351,221)	(0.1)
NET ASSETS	$1,824,209,151	100.0%

All data as of April 30, 2012. The BBH Core Select’s (the “Fund”) sector breakdown is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS
April 30, 2012 (unaudited)

Shares		Value
	COMMON STOCKS (91.0%)
	BASIC MATERIALS (0.1%)
38,090	Celanese Corp. (Series A)	$1,845,841
	Total Basic Materials	1,845,841

	COMMUNICATIONS (14.8%)
3,228,737	Comcast Corp. (Class A)	97,927,593
1,716,741	eBay, Inc.[1]	70,472,218
82,773	Google, Inc. (Class A)[1]	50,096,703
2,789,629	Liberty Media Corp. - Interactive A1	52,556,611
	Total Communications	271,053,125

	CONSUMER CYCLICAL (7.6%)
1,105,402	Target Corp.	64,046,992
1,272,123	Wal-Mart Stores, Inc.	74,940,766
	Total Consumer Cyclical	138,987,758

	CONSUMER NON-CYCLICAL (31.1%)
713,845	Anheuser-Busch InBev NV ADR	51,839,424
670,990	Automatic Data Processing, Inc.	37,320,464
1,338,458	Baxter International, Inc.	74,163,958
899,428	DENTSPLY International, Inc.	36,930,514
833,601	Diageo, Plc. ADR	84,293,733
450,188	Henry Schein, Inc.[1]	34,547,427
638,116	Johnson & Johnson	41,534,970
1,367,367	Nestle SA ADR	83,600,818
1,376,616	Novartis AG ADR	75,947,905
712,670	PepsiCo, Inc.	47,036,220
	Total Consumer Non-Cyclical	567,215,433

	ENERGY (7.9%)
464,351	EOG Resources, Inc.	50,990,383
520,120	Occidental Petroleum Corp.	47,445,346
1,428,863	Southwestern Energy Co.[1]	45,123,494
	Total Energy	143,559,223

	FINANCIALS (21.1%)
821	Berkshire Hathaway, Inc. (Class A)[1]	99,176,800
969,795	Chubb Corp.	70,862,921

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	3

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	FINANCIALS (continued)
2,727,403	Progressive Corp.	$58,093,684
2,959,285	US Bancorp	95,200,198
1,843,903	Wells Fargo & Co.	61,641,677
	Total Financials	384,975,280

	INDUSTRIALS (4.0%)
2,133,315	Waste Management, Inc.	72,959,373
	Total Industrials	72,959,373

	TECHNOLOGY (4.4%)
2,405,703	Dell, Inc.[1]	39,381,358
1,267,426	Microsoft Corp.	40,582,981
	Total Technology	79,964,339
	TOTAL COMMON STOCKS (Identified cost $1,472,937,212)	1,660,560,372

Principal		Maturity	Interest
Amount		Date	Rate
	REPURCHASE AGREEMENTS (9.1%)
$100,000,000	BNP Paribas SA (Agreement dated
	04/30/12 collateralized by U.S.
	Treasury Bond 2.375%, due 10/31/14)	05/01/12	0.18%	100,000,000
66,000,000	Deutsche Bank AG (Agreement dated
	04/30/2012 collateralized by U.S.
	Treasury Bond 0.25%, due 03/31/14)	05/01/12	0.18%	66,000,000
	TOTAL REPURCHASE AGREEMENTS
	(Identified cost $166,000,000)			166,000,000
TOTAL INVESTMENTS (Identified cost $1,638,937,212)[2]			100.1%	$1,826,560,372
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.1)	(2,351,221)
NET ASSETS			100.0%	$1,824,209,151

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $1,638,937,212, the aggregate gross unrealized appreciation is $192,421,224 and the aggregate gross unrealized depreciation is $4,798,064, resulting in net unrealized appreciation of $187,623,160.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Investment Manager’s perceived risk of that instrument.

Financial assets whose values are based on quoted market prices in active markets, and therefore classified within level 1, include active listed equities, exchange traded derivatives, U.S. government treasury bills and certain non-U.S. sovereign obligations. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	5

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PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value. The Fund does not classify any holdings at level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2012.

	(Unadjusted)
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Balance as of
Investments, at value	(Level 1)*	(Level 2)*	(Level 3)*	April 30, 2012
Basic Materials	$1,845,841	$–	$–	$1,845,841
Communications	271,053,125	–	–	271,053,125
Consumer Cyclical	138,987,758	–	–	138,987,758
Consumer Non-Cyclical	567,215,433	–	–	567,215,433
Energy	143,559,223	–	–	143,559,223
Financials	384,975,280	–	–	384,975,280
Industrials	72,959,373	–	–	72,959,373
Technology	79,964,339	–	–	79,964,339
Repurchase Agreements	–	166,000,000	–	166,000,000
Total	$1,660,560,372	$166,000,000	$–	$1,826,560,372

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between levels 1, 2 or 3 as of April 30, 2012, based on the valuation input levels on October 31, 2011.

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (unaudited)

ASSETS:
Investments in securities, at value (identified cost $1,472,937,212)	$1,660,560,372
Repurchase agreements (Identified cost $166,000,000)	166,000,000
Cash	794,306
Receivables for:
Shares sold	6,989,060
Investments sold	6,883,268
Dividends	3,306,880
Investment advisory and administrative fees waiver reimbursement	311,589
Interest	830
Prepaid assets	3,904
Total Assets	1,844,850,209
LIABILITIES:
Payables for:
Investments purchased	18,583,562
Investment advisory and administrative fees	1,107,457
Shareholder servicing fees	346,080
Shares redeemed	322,904
Custody and fund accounting fees	87,514
Distribution fees	74,552
Professional fees	24,848
Transfer agent fees	20,103
Board of Trustees’ fees	898
Accrued expenses and other liabilities	73,140
Total Liabilities	20,641,058
NET ASSETS	$1,824,209,151
Net Assets Consist of:
Paid-in capital	$1,596,299,734
Undistributed net investment income	6,194,354
Accumulated net realized gain on investments in securities	34,091,903
Net unrealized appreciation/(depreciation) on investments in securities	187,623,160
Net Assets	$1,824,209,151

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($1,414,599,383 ÷ 85,846,431 shares outstanding)	$16.48

RETAIL CLASS SHARES
($409,609,768 ÷ 37,351,203 shares outstanding)	$10.97

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	7

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STATEMENT OF OPERATIONS
For the six months ended April 30, 2012 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $907,539)	$14,056,450
Interest and other income	48,868
Total Income	14,105,318
Expenses:
Investment advisory and administrative fees	5,002,682
Shareholder servicing fees	1,563,338
Distribution fees	298,427
Custody and fund accounting fees	136,709
Transfer agent fees	81,870
Board of Trustees’ fees	54,080
Professional fees	31,611
Miscellaneous expenses	278,302
Total Expenses	7,447,019
Expense offset arrangement	(10,492)
Investment advisory and administrative fees waiver	(904,168)
Net Expenses	6,532,359
Net Investment Income	7,572,959

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	34,221,237
Net change in unrealized appreciation/(depreciation)
on investments in securities	91,024,729
Net Realized and Unrealized Gain	125,245,966
Net Increase in Net Assets Resulting from Operations	$132,818,925

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	For the six	For the
	months ended	year ended
	April 30, 2012	October 31,
	(unaudited)	2011
INCREASE IN NET ASSETS:
Operations:
Net investment income	$7,572,959	$5,153,848
Net realized gain on investments in securities	34,221,237	13,263,835
Net change in unrealized appreciation/(depreciation)
on investments in securities	91,024,729	50,722,838
Net increase in net assets resulting
from operations	132,818,925	69,140,521
Dividends and distributions declared:
From net investment income:
Class N	(4,275,899)	(2,615,790)
Retail Class	(1,053,704)	–
From net realized gains:
Class N	(10,156,709)	(1,269,835)
Retail Class	(3,114,913)	–
Total dividends and distributions declared	(18,601,225)	(3,885,625)
Share transactions:
Net proceeds from sales of shares	886,713,017	640,726,072
Net asset value of shares issued to shareholders
for reinvestment of dividends and distributions	17,905,795	3,685,787
Proceeds from short-term redemption fees	20,472	25,230
Net cost of shares redeemed	(188,715,165)	(77,616,532)
Net increase in net assets resulting from
share transactions	715,924,119	566,820,557
Total increase in net assets	830,141,819	632,075,453

NET ASSETS:
Beginning of year	994,067,332	361,991,879
End of period (including undistributed net investment
income of $6,194,354 and $3,950,998, respectively)	$1,824,209,151	$994,067,332

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	9

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FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each period

	For the six
	months ended
	April 30, 2012	For the years ended October 31,
	(unaudited)	2011	2010	2009	2008	2007
Net asset value, beginning of period	$15.07	$13.91	$11.93	$10.71	$13.71	$11.74
Income from investment operations:
Net investment income[1]	0.10	0.12	0.07	0.06	0.01	0.02
Net realized and unrealized
gain (loss)	1.56	1.15	1.96	1.25	(2.99)	2.00
Total income (loss) from
investment operations	1.66	1.27	2.03	1.31	(2.98)	2.02
Less dividends and distributions:
From net investment income	(0.07)	(0.07)	(0.05)	(0.02)	(0.02)	(0.05)
From net realized gains	(0.18)	(0.04)	–	(0.07)	–	–
Total dividends and
distributions	(0.25)	(0.11)	(0.05)	(0.09)	(0.02)	(0.05)
Net asset value, end of period	$16.48	$15.07	$13.91	$11.93	$10.71	$13.71
Total return	11.24%	9.19%	17.11%	12.44%	(21.76)%	17.25%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$1,415	$809	$362	$237	$166	$122
Ratio of expenses to average
net assets before reductions	1.12%[2]	1.14%	1.18%	1.21%	1.18%	1.19%
Fee waiver	0.12%[2,3]	0.13%[3]	0.06%[3]	0.00%	0.00%	0.00%
Expense offset arrangement	0.00%[2,4]	0.01%	0.01%	0.02%	0.02%	0.03%
Ratio of expenses to average
net assets after reductions	1.00%[2]	1.00%	1.11%	1.19%	1.16%	1.16%
Ratio of net investment income
to average net assets	1.24%[2]	0.85%	0.55%	0.61%	0.14%	0.18%
Portfolio turnover rate	11%	17%	19%	15%	31%	18%

[1]	Calculated using average shares outstanding for the period.
[2]	Annualized.
[3]	The ratio of expenses to average net assets for the six months ended April 30, 2012 and the fiscal years ended October 31, 2011 and 2010, reflect fees reduced as result of a contractual operating expense limitation of the Fund to 1.00%. The agreement is effective for the period beginning on July 14, 2010 and will terminate on March 1, 2013, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2012 and the fiscal years ended October 31, 2011 and 2010, the waived fees were $615,374, $793,607 and $177,639, respectively.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

10

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FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Retail Class share outstanding throughout each period

		For the period from
	For the six	March 25, 2011
	months ended	(commencement
	April 30, 2012	of operations) to
	(unaudited)	October 31, 2011
Net asset value, beginning of period	$10.11	$10.00
Income from investment operations:
Net investment income[1]	0.06	0.02
Net realized and unrealized gain	1.04	0.09
Total income from investment operations	1.10	0.11
Less dividends and distributions:
From net investment income	(0.06)	–
From net realized gains	(0.18)	–
Total dividends and distributions	(0.24)	–
Net asset value, end of period	$10.97	$10.11
Total return	11.15%	1.10%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$410	$185
Ratio of expenses to average net assets
before reductions	1.51%[2]	1.59%[2]
Fee waiver	0.26%[2,3]	0.33%[2,3]
Expense offset arrangement	0.00%[2,4]	0.01%[2]
Ratio of expenses to average net assets
after reductions	1.25%[2]	1.25%[2]
Ratio of net investment income to average net assets	1.06%[2]	0.37%[2]
Portfolio turnover rate	11%	17%[5]

[1]	Calculated using average shares outstanding for the period.
[2]	Annualized.
[3]	The ratio of expenses to average net assets for period ended April 30, 2012, reflect fees reduced as result of a contractual operating expense limitation of the Fund to 1.00%. The agreement is effective for the period beginning on July 14, 2010 and will terminate on March 1, 2013, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2012 and the period ended October 31,2011, the waived fees were $288,794 and $133,178, respectively.
[4]	Less than 0.01%
[5]	Represents Fund portfolio turnover for the twelve months ended October 31, 2011.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	11

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NOTES TO FINANCIAL STATEMENTS

April 30, 2012 (unaudited)

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N”. On October 1, 2010, the Board established a new class of shares designated as “Retail Class”, which commenced operations on March 25, 2011. Neither Class N shares nor Retail Class shares convert to any other share class of the Fund. As of April 30, 2012, there were four series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
C.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the
12

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

period of time assets of a Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements held by the Fund is included in the Portfolio of Investments.

D.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
E.	Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. Pursuant to the Fund’s securities lending policy and procedures, the loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2012.
F.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital.
FINANCIAL STATEMENT APRIL 30, 2012	13

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC”) 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2012, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six months ended April 30, 2012, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

G.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2011 and 2010, respectively, were as follows:
Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2011:	$2,615,790	$1,269,835	$3,885,625	–	$3,885,625
2010:	1,137,851	–	1,137,851	–	1,137,851

As of October 31, 2011 and 2010, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2011:	$4,750,222	$12,462,104	$17,212,326	$–	$–	$96,479,391	$113,691,717
2010:	1,412,940	1,267,328	2,680,268	–	(119,040)	45,875,593	48,436,821

The Fund did not have a net capital loss carry forward at October 31, 2011 or 2010.

14

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital loss.

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards; such gains will not be distributed.

H.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. For the six months ended April 30, 2012, the Fund incurred $5,002,682 under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective July 14, 2010, the SID contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and
FINANCIAL STATEMENT APRIL 30, 2012	15

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NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

Retail Class to 1.00%. The agreement will terminate on March 1, 2013, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2012, the SID waived fees in the amount of $615,374 and $288,794 for Class N and Retail Class, respectively.

C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2012, the Fund incurred shareholder servicing fees in the amount of $1,284,059 and $279,279 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement, it is anticipated that total operating expenses for Retail Class shares will be 1.25% of the average daily net assets. For the six months ended April 30, 2012, Retail Class shares of the Fund incurred $278,681 for Distribution (12b-1) Fees.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100,000,000 of average daily net assets and 0.02% per annum on the next $400,000,000 of average daily net assets and 0.01% per annum on all average daily net assets over $500,000,000. For the six months ended April 30, 2012, the Fund incurred $136,709 in custody and fund accounting fees. These fees for the Fund were reduced by $10,492 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2012, was $0.
F.	Securities Lending Fees. The Trust has a securities lending agreement with BBH for which BBH receives a portion of the securities lending proceeds in exchange for its services as lending agent. For the six months ended April 30, 2012, BBH received no securities lending proceeds.
16

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

G.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2012, the Fund incurred $54,080 in non-interested Trustee compensation and reimbursements.
4.	Investment Transactions. For the six months ended April 30, 2012, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $729,873,792 and $126,104,055, respectively.
5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest at no par value. Transactions in Class N and Retail Class shares were as follows:
	For the six months ended		For the year ended
	April 30, 2012 (unaudited)		October 31, 2011
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	41,208,869	$650,982,321	31,839,985	$457,075,686
Shares issued in connection
with reinvestments of
dividends	952,018	13,747,143	258,470	3,685,787
Proceeds from short-term
redemption fees	NA	17,596	NA	15,729
Shares redeemed	(10,016,071)	(155,683,949)	(4,429,689)	(64,528,429)
Net increase	32,144,816	$509,063,111	27,668,766	$396,248,773
Retail Class*
Shares sold	21,844,016	$235,730,696	19,642,983	$183,650,386
Shares issued in connection
with reinvestments of
dividends	432,292	4,158,652	–	–
Proceeds from short-term
redemption fees	NA	2,876	NA	9,501
Shares redeemed	(3,201,776)	(33,031,216)	(1,366,312)	(13,088,103)
Net increase	19,074,532	$206,861,008	18,276,671	$170,571,784

*	Retail Class information for year ended October 31, 2011 is for the period from March 25, 2011 (commencement of operations) to October 31, 2011.
FINANCIAL STATEMENT APRIL 30, 2012	17

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (diversification risk), or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust.

Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

18

BBH CORE SELECT

DISCLOSURE OF FUND EXPENSES
April 30, 2012 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT APRIL 30, 2012	19

BBH CORE SELECT

DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2012 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2011
	November 1, 2011	April 30, 2012	to April 30, 2012[1]
Class N
Actual	$1,000	$1,112	$5.25
Hypothetical[2]	$1,000	$1,020	$5.02

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2011
	November 1, 2011	April 30, 2012	to April 30, 2012[1]
Retail Class
Actual	$1,000	$1,112	$6.56
Hypothetical[2]	$1,000	$1,019	$6.27

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.00% and 1.25% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
20

BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION
April 30, 2012 (unaudited)

Board of Trustees Considerations in Approving the Investment Advisory and Administrative Services Agreement

BBH Trust (“Trust”) and Brown Brothers Harriman & Co. (“BBH”), through a separately identifiable department (“SID” or the “Investment Adviser”) have entered into an Investment Advisory and Administrative Services Agreement (the “Agreement”) with respect to the existing funds in the Trust, including BBH Core Select (“Fund”). Pursuant to the Agreement with the Trust, subject to the general supervision of the Board of Trustees (“Board”) of the Trust and in conformance with the stated policies of the Fund, the Investment Adviser provides investment advice, portfolio management and administrative services to the Fund.

The 1940 Act requires that the continuation of the Agreement be specifically approved annually both by the Board and by a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approval, the Board must request and evaluate, and the Investment Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement.

The Board, including a majority of the Independent Trustees, held an in person meeting on December 7, 2011, to consider whether to renew the Agreement. Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations, profitability, compliance and Fund performance. The Board received from Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

Nature, Extent and Quality of Services

The Board received and considered information, during the in person meeting held on December 7, 2011, and during the past year, regarding the nature, extent and quality of services provided to the Fund pursuant to the Agreement. The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous

FINANCIAL STATEMENT APRIL 30, 2012	21

BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2012 (unaudited)

investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board also noted that BBH provides administrative services to the Fund pursuant to the Agreement.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered the policies and practices that the Investment Adviser follows in allocating the portfolio transactions of the Fund, including the policies and practices of the Fund and the Investment Adviser regarding best execution, “soft dollars” and directed brokerage. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Agreement.

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with a selected securities index as well as a selection of peer funds. The Board reviewed information showing performance of the Fund over the 1, 3, 5 and 10 year periods ended September 30, 2011, as compared to an appropriate securities index and fund peers over comparable periods. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. The Board noted the Fund’s five star Morningstar ranking and concluded that the Fund’s performance was strong in the context of its historic investment style and was consistent with the Fund’s investment approach.

Fee Rates

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided under the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fees and the Fund’s net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

22

BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2012 (unaudited)

Costs of Services Provided and Profitability

The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2011, and for the prior one-year period. The data included the effect of revenue generated by the shareholder servicing, custody and investment advisory and administration fees paid by the Fund. The Board also reviewed the allocation methods used in preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms as well as the research services acquired by BBH through soft dollars. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, and fees received for being the Fund’s administrator, custodian and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including fee waivers by the Investment Adviser. The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to Investment Adviser were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by the Investment Adviser and BBH.

FINANCIAL STATEMENT APRIL 30, 2012	23

BBH CORE SELECT

CONFLICTS OF INTEREST
April 30, 2012 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, shareholder servicing, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s average daily net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets. From time to time, BBH may buy or sell shares of the Fund on behalf of discretionary wealth management clients.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

24

BBH CORE SELECT

CONFLICTS OF INTEREST (continued)
April 30, 2012 (unaudited)

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, the Investment Adviser has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT APRIL 30, 2012	25

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
(800) 625-5759

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2012

BBH International Equity Fund

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO ALLOCATION
April 30, 2012 (unaudited)

COUNTRY DIVERSIFICATION
	U.S. $ Value	Percent of Net Assets
Australia	$42,335,750	7.7%
Belgium	6,019,390	1.1
Brazil	5,874,616	1.1
China	8,678,169	1.6
Denmark	6,914,606	1.3
Finland	4,094,650	0.7
France	61,541,508	11.1
Germany	27,066,251	4.9
Hong Kong	17,325,759	3.1
Ireland	1,244,922	0.2
Israel	6,847,278	1.2
Italy	9,009,881	1.6
Japan	145,357,363	26.3
Netherlands	19,602,712	3.5
Singapore	14,220,144	2.6
Spain	20,901,198	3.8
Sweden	5,952,879	1.1
Switzerland	36,804,053	6.7
Taiwan	9,967,534	1.8
United Kingdom	89,778,507	16.2
Cash and Other Assets in Excess of Liabilities	13,058,834	2.4
NET ASSETS	$552,596,004	100.0%

All data as of April 30, 2012. The BBH International Equity Fund’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO ALLOCATION (continued)
April 30, 2012 (unaudited)

SECTOR DIVERSIFICATION
	U.S. $ Value	Percent of Net Assets
Basic Materials	$16,015,871	2.9%
Capital Goods	2,276,253	0.4
Communications	40,409,968	7.2
Consumer Cyclical	48,542,081	8.8
Consumer Non-Cyclical	139,417,705	25.2
Energy	64,197,337	11.7
Financials	74,069,578	13.3
Health Care	40,627,448	7.4
Industrials	54,900,191	9.9
Technology	29,973,876	5.4
Utilities	29,106,862	5.4
Cash and Other Assets in Excess of Liabilities	13,058,834	2.4
NET ASSETS	$552,596,004	100.0%

All data as of April 30, 2012. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	3

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2012 (unaudited)

Shares		Value
	COMMON STOCKS (97.6%)
	AUSTRALIA (7.7%)
	BASIC MATERIALS
522,753	Amcor, Ltd.	$4,078,625
	CONSUMER NON-CYCLICAL
454,000	Coca-Cola Amatil, Ltd.	5,868,539
60,300	Cochlear, Ltd.	4,107,805
170,700	CSL, Ltd.	6,499,809
218,000	Woolworths, Ltd.	5,877,199
		22,353,352
	ENERGY
176,000	Woodside Petroleum, Ltd.	6,390,103
	FINANCIALS
1,132,489	AMP, Ltd.	5,012,557
313,323	QBE Insurance Group, Ltd.	4,501,113
		9,513,670
	Total Australia	42,335,750

	BELGIUM (1.1%)
	CONSUMER NON-CYCLICAL
147,000	Colruyt SA	6,019,241
	FINANCIALS
112,376	Ageas[1]	149
	Total Belgium	6,019,390

	BRAZIL (1.1%)
	ENERGY
265,100	Petroleo Brasileiro SA ADR	5,874,616
	Total Brazil	5,874,616

	CHINA (1.6%)
	ENERGY
616,000	China Shenhua Energy Co., Ltd. (H Shares)[1]	2,737,499
2,803,000	CNOOC, Ltd.	5,940,670
	Total China	8,678,169

The accompanying notes are an integral part of these financial statements.

4

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	DENMARK (1.3%)
	CONSUMER NON-CYCLICAL
47,000	Novo Nordisk AS (B Shares)	$6,914,606
	Total Denmark	6,914,606

	FINLAND (0.7%)
	INDUSTRIALS
66,200	Kone OYJ (B Shares)	4,094,650
	Total Finland	4,094,650

	FRANCE (11.1%)
	COMMUNICATIONS
566,709	France Telecom SA	7,796,955
	CONSUMER NON-CYCLICAL
241,458	Carrefour SA	4,848,292
73,800	Cie Generale d’Optique Essilor International SA	6,493,603
83,400	Danone	5,864,804
50,300	L’Oreal SA	6,044,795
		23,251,494
	ENERGY
135,616	Total SA	6,488,851
	FINANCIALS
76,754	Societe Generale	1,812,399
	HEALTH CARE
103,274	Sanofi-Aventis SA	7,879,441
	INDUSTRIALS
133,686	Compagnie de Saint-Gobain	5,606,993
80,758	Vallourec SA	4,854,666
83,018	Vinci SA	3,850,709
		14,312,368
	Total France	61,541,508

	GERMANY (4.9%)
	COMMUNICATIONS
562,098	Deutsche Telekom AG	6,333,228

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	5

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	GERMANY (continued)
	CONSUMER CYCLICAL
79,000	Adidas AG	$6,585,604
	TECHNOLOGY
91,400	SAP AG	6,056,200
	UTILITIES
188,338	RWE AG	8,091,219
	Total Germany	27,066,251

	HONG KONG (3.1%)
	COMMUNICATIONS
533,000	China Mobile, Ltd.	5,906,006
	INDUSTRIALS
55,200	Jardine Matheson Holdings, Ltd.	2,734,325
	UTILITIES
622,000	CLP Holdings, Ltd.	5,322,460
1,316,440	Hong Kong & China Gas Co., Ltd.	3,362,968
		8,685,428
	Total Hong Kong	17,325,759

	IRELAND (0.2%)
	INDUSTRIALS
78,921	Experian, Plc.	1,244,922
	Total Ireland	1,244,922

	ISRAEL (1.2%)
	CONSUMER NON-CYCLICAL
149,700	Teva Pharmaceutical Industries, Ltd. ADR	6,847,278
	Total Israel	6,847,278

	ITALY (1.6%)
	ENERGY
281,521	ENI SpA	6,257,903
	FINANCIALS
1,821,140	Intesa Sanpaolo SpA	2,751,978
	Total Italy	9,009,881

The accompanying notes are an integral part of these financial statements.

6

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	JAPAN (26.3%)
	BASIC MATERIALS
142,900	Shin-Etsu Chemical Co., Ltd.	$8,241,625
	COMMUNICATIONS
34,800	Trend Micro, Inc.	1,055,556
	CONSUMER CYCLICAL
199,300	Denso Corp.	6,445,765
177,100	Honda Motor Co., Ltd.	6,378,071
16,800	Nintendo Co., Ltd.	2,276,699
49,300	Shimamura Co., Ltd.	5,589,491
115,200	Toyota Motor Corp.	4,706,668
		25,396,694
	CONSUMER NON-CYCLICAL
329,700	Chugai Pharmaceutical Co., Ltd.	5,966,060
212,700	Kao Corp.	5,699,185
261,600	Seven & I Holdings Co., Ltd.	7,906,695
		19,571,940
	ENERGY
915	Inpex Corp.	6,094,184
	FINANCIALS
260,900	Aeon Mall Co., Ltd.	5,785,235
69,200	Daito Trust Construction Co., Ltd.	6,229,339
162,000	Mitsubishi Estate Co., Ltd.	2,860,289
411,500	Tokio Marine Holdings, Inc.	10,502,761
		25,377,624
	HEALTH CARE
168,900	Astellas Pharma, Inc.	6,834,852
144,800	Takeda Pharmaceutical Co., Ltd.	6,320,820
		13,155,672
	INDUSTRIALS
174,600	Daikin Industries, Ltd.	4,638,796
41,700	FANUC Corp.	7,084,856
339,800	Hoya Corp.	7,816,383
26,625	Keyence Corp.	6,277,126
231,500	Komatsu, Ltd.	6,696,765
		32,513,926

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	7

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	JAPAN (continued)
	TECHNOLOGY
308,000	Canon, Inc.	$13,950,142
	Total Japan	145,357,363

	NETHERLANDS (3.5%)
	COMMUNICATIONS
329,176	Reed Elsevier NV	3,878,747
	CONSUMER NON-CYCLICAL
457,708	Koninklijke Ahold NV	5,801,940
	ENERGY
200,287	Royal Dutch Shell, Plc. (A Shares)	7,136,463
	FINANCIALS
395,506	ING Groep NV1	2,785,562
	Total Netherlands	19,602,712

	SINGAPORE (2.6%)
	COMMUNICATIONS
1,468,000	Singapore Telecommunications, Ltd.	3,697,059
	FINANCIALS
577,822	DBS Group Holdings, Ltd.	6,509,157
258,720	United Overseas Bank, Ltd.	4,013,928
		10,523,085
	Total Singapore	14,220,144

	SPAIN (3.8%)
	COMMUNICATIONS
415,172	Telefonica SA	6,054,402
	CONSUMER CYCLICAL
60,600	Inditex SA	5,465,223
	CONSUMER NON-CYCLICAL
166,952	Distribuidora Internacional de Alimentacion SA1	802,221
	FINANCIALS
417,772	Banco Santander SA1	2,610,057

The accompanying notes are an integral part of these financial statements.

8

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	SPAIN (continued)
	UTILITIES
1,282,566	Iberdrola SA	$5,969,295
	Total Spain	20,901,198

	SWEDEN (1.1%)
	CONSUMER CYCLICAL
173,400	Hennes & Mauritz AB (B Shares)[1]	5,952,879
	Total Sweden	5,952,879

	SWITZERLAND (6.7%)
	BASIC MATERIALS
10,559	Syngenta AG	3,695,621
	INDUSTRIALS
125,050	ABB, Ltd.[1]	2,276,253
	CONSUMER NON-CYCLICAL
95,500	Nestle SA	5,847,504
3,190	SGS SA	6,155,267
		12,002,771
	FINANCIALS
25,758	Zurich Insurance Group AG1	6,299,265
	HEALTH CARE
227,394	Novartis AG	12,530,143
	Total Switzerland	36,804,053

	TAIWAN (1.8%)
	TECHNOLOGY
1,741,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,150,198
309,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,817,336
	Total Taiwan	9,967,534

	UNITED KINGDOM (16.2%)
	COMMUNICATIONS
2,050,894	Vodafone Group, Plc.	5,688,015
	CONSUMER CYCLICAL
491,949	Compass Group, Plc.	5,141,681

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	9

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Shares			Value
	COMMON STOCKS (continued)
	UNITED KINGDOM (continued)
	CONSUMER NON-CYCLICAL
105,200	Reckitt Benckiser Group, Plc.		$ 6,124,291
535,400	Smith & Nephew, Plc.		5,270,099
2,349,513	Tesco, Plc.		12,095,796
225,152	Unilever, Plc.		7,680,566
1,028,000	WM Morrison Supermarkets, Plc.		4,682,110
			35,852,862
	ENERGY
468,793	BG Group, Plc.		11,038,709
863,183	BP, Plc.		6,238,339
			17,277,048
	FINANCIALS
688,000	HSBC Holdings, Plc.		6,210,504
253,000	Standard Chartered, Plc.		6,185,285
			12,395,789
	HEALTH CARE
305,381	GlaxoSmithKline, Plc.		7,062,192
	UTILITIES
1,277,000	Centrica, Plc.		6,360,920
	Total United Kingdom		89,778,507
	TOTAL COMMON STOCKS (identified cost $453,005,628)		539,537,170

TOTAL INVESTMENTS IN SECURITIES (Identified cost $453,005,628)[2]		97.6%	$539,537,170
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.4	13,058,834
NET ASSETS		100.0%	$552,596,004

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $453,005,628, the aggregate gross unrealized appreciation is $132,521,376 and the aggregate gross unrealized depreciation is $45,989,834, resulting in net unrealized appreciation of $86,531,542.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

10

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 –	(unadjusted) quoted prices in active markets for identical investments.
—	Level 2 –	significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Investment Manager’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	11

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

Financial assets whose values are based on quoted market prices in active markets, and therefore classified within level 1, include active listed equities, exchange traded derivatives, U.S. government treasury bills and certain non-U.S. sovereign obligations. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value. The Fund does not classify any holdings at level 3.

The accompanying notes are an integral part of these financial statements.

12

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2012 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2012.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2012
Australia	$—	$42,335,750	$—	$42,335,750
Belgium	—	6,019,390	—	6,019,390
Brazil	5,874,616	—	—	5,874,616
China	—	8,678,169	—	8,678,169
Denmark	—	6,914,606	—	6,914,606
Finland	—	4,094,650	—	4,094,650
France	—	61,541,508	—	61,541,508
Germany	—	27,066,251	—	27,066,251
Hong Kong	—	17,325,759	—	17,325,759
Ireland	—	1,244,922	—	1,244,922
Israel	6,847,278	—	—	6,847,278
Italy	—	9,009,881	—	9,009,881
Japan	—	145,357,363	—	145,357,363
Netherlands	—	19,602,712	—	19,602,712
Singapore	—	14,220,144	—	14,220,144
Spain	—	20,901,198	—	20,901,198
Sweden	—	5,952,879	—	5,952,879
Switzerland	—	36,804,053	—	36,804,053
Taiwan	4,817,336	5,150,198	—	9,967,534
United Kingdom	—	89,778,507	—	89,778,507
Total Investments,
at value	$17,539,230	$521,997,940	$—	$539,537,170

Other Financial Instruments, at value
Forward Foreign Currency
Exchange Contracts	—	(85,028)	—	(85,028)
Other Financial Instruments,
at value	$—	$(85,028)	$—	$(85,028)

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between levels 1, 2 or 3 as of April 30, 2012, based on the valuation input Levels on October 31, 2011.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	13

BBH INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (unaudited)

ASSETS:
Investments in securities, at value (identified cost $453,005,628)	$539,537,170
Cash	11,922,126
Foreign currency at value (identified cost $1,697,867)	1,697,274
Receivables for:
Dividends	3,284,201
Investments sold	1,167,202
Shares sold	386,600
Prepaid assets	2,976
Other receivables	89,503
Total Assets	558,087,052
LIABILITIES:
Payables for:
Investments purchased	4,733,042
Investment advisory and administrative fees	359,579
Custody and fund accounting fees	136,119
Shareholder servicing fees	96,803
Unrealized depreciation of forward foreign exchange currency contracts	85,028
Professional fees	32,350
Shares redeemed	22,176
Transfer agent fees	5,084
Distribution fees	1,914
Board of Trustees’ fees	898
Accrued expenses and other liabilities	18,055
Total Liabilities	5,491,048

NET ASSETS	$552,596,004
Net Assets Consist of:
Paid-in capital	$547,567,753
Undistributed net investment income	4,600,691
Accumulated net realized loss on investments in securities and foreign
exchange transactions	(86,075,759)
Net unrealized appreciation/(depreciation) on investments in securities
and foreign currency translations	86,503,319
Net Assets	$552,596,004
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($476,282,872 ÷ 37,533,428 shares outstanding)	$12.69
CLASS I SHARES
($76,313,132 ÷ 6,007,604 shares outstanding)	$12.70

The accompanying notes are an integral part of these financial statements.

14

BBH INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
For the six months ended April 30, 2012 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $692,940)	$8,830,317
Interest and other income	1,903
Total Income	8,832,220
Expenses:
Investment advisory and administrative fees	2,277,687
Shareholder servicing fees	613,937
Custody and fund accounting fees	210,246
Board of Trustees’ fees	54,080
Professional fees	38,738
Transfer agent fees	14,381
Distribution fees	9,110
Miscellaneous expenses	64,393
Total Expenses	3,282,572
Expense offset arrangement	(3,971)
Net Expenses	3,278,601
Net Investment Income	5,553,619

NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(16,289,689)
Net realized gain on foreign exchange transactions and translations	683,544
Net realized loss on investments in securities and foreign exchange
transactions and translations	(15,606,145)
Net change in unrealized appreciation/(depreciation) on investments
in securities	50,411,931
Net change in unrealized appreciation/(depreciation) on foreign
currency translations	(30,197,534)
Net change in unrealized appreciation/(depreciation) on investments
in securities and foreign currency translations	20,214,397
Net Realized and Unrealized Gain	4,608,252
Net Increase in Net Assets Resulting from Operations	$10,161,871

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	15

BBH INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2012 (unaudited)	For the year ended October 31, 2011
INCREASE IN NET ASSETS:
Operations:
Net investment income	$5,553,619	$14,623,331
Net realized loss on investments in securities and
foreign exchange transactions and translations	(15,606,145)	(5,335,734)
Net change in unrealized appreciation/(depreciation)
on investments in securities and foreign
currency translations	20,214,397	(24,867,244)
Net increase (decrease) in net assets resulting
from operations	10,161,871	(15,579,647)
Dividends and distributions declared:
From net investment income:
Class N	(12,639,676)	(8,838,088)
Class I	(2,317,229)	(1,536,953)
Total dividends and distributions declared	(14,956,905)	(10,375,041)
Share transactions:
Net proceeds from sales of shares	39,999,764	179,112,132
Net asset value of shares issued to shareholders for
reinvestment of dividends and distributions	14,655,112	10,220,217
Proceeds from short-term redemption fees	1,823	2,734
Net cost of shares redeemed	(237,782,691)	(77,140,248)
Net increase (decrease) in net assets resulting
from share transactions	(183,125,992)	112,194,835
Total increase (decrease) in net assets	(187,921,026)	86,240,147

NET ASSETS:
Beginning of year	740,517,030	654,276,883
End of period (including undistributed net investment
income of $4,600,691 and $14,003,977, respectively)	$552,596,004	$740,517,030

The accompanying notes are an integral part of these financial statements.

16

BBH INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each period

	For the six months ended April 30, 2012 (unaudited)	For the years ended October 31,
		2011	2010	2009	2008	2007
Net asset value, beginning
of period	$12.66	$13.05	$11.98	$10.73	$18.53	$15.71
Income from investment operations:
Net investment income[1]	0.12	0.26	0.23	0.21	0.32	0.28
Net realized and unrealized
gain (loss)	0.24	(0.45)	1.03	1.74	(7.06)	2.95
Total income (loss) from
investment operations	0.36	(0.19)	1.26	1.95	(6.74)	3.23
Less dividends and distributions:
From net investment income	(0.33)	(0.20)	(0.19)	(0.37)	(0.27)	(0.24)
From net realized gains	—	—	—	(0.33)	(0.79)	(0.17)
Total dividends and
distributions	(0.33)	(0.20)	(0.19)	(0.70)	(1.06)	(0.41)
Net asset value, end of period	$12.69	$12.66	$13.05	$11.98	$10.73	$18.53
Total return	3.12%	(1.49)%	10.61%	19.69%	(38.30)%	21.01%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$476	$644	$573	$471	$412	$700
Ratio of expenses to average net
assets before reductions	1.18%[2]	1.16%	1.17%	1.19%	1.13%	1.17%
Expense offset arrangement	0.00%[2,3]	0.00%[3]	0.00%[3]	0.01%	0.00%[3]	0.00%[3]
Ratio of expenses to average net
assets after reductions	1.18%[2]	1.16%	1.17%	1.18%	1.13%	1.17%
Ratio of net investment income to
average net assets	1.92%[2]	1.98%	1.85%	2.04%	2.09%	1.64%
Portfolio turnover rate	6%	13%	11%	34%	19%	16%

1	Calculated using average shares outstanding for the period.
2	Annualized
3	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2012	17

BBH INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each period

	For the six months ended April 30, 2012 (unaudited)	For the years ended October 31,
		2011	2010	2009	2008	2007
Net asset value, beginning
of period	$12.70	$13.09	$12.01	$10.77	$18.59	$15.76
Income from investment operations:
Net investment income[1]	0.13	0.29	0.24	0.24	0.35	0.32
Net realized and unrealized
gain (loss)	0.24	(0.45)	1.05	1.75	(7.07)	2.96
Total income (loss) from
investment operations	0.37	(0.16)	1.29	1.99	(6.72)	3.28
Less dividends and distributions:
From net investment income	(0.37)	(0.23)	(0.21)	(0.42)	(0.31)	(0.28)
From net realized gains	—	—	—	(0.33)	(0.79)	(0.17)
Total dividends and
distributions	(0.37)	(0.23)	(0.21)	(0.75)	(1.10)	(0.45)
Net asset value, end of period	$12.70	$12.70	$13.09	$12.01	$10.77	$18.59
Total return	3.23%	(1.26)%	10.88%	20.01%	(38.12)%	21.28%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$76	$97	$82	$39	$26	$45
Ratio of expenses to average net
assets before reductions	0.96%[2]	0.92%	0.93%	0.93%	0.88%	0.91%
Expense offset arrangement	0.00%[2,3]	0.01%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratio of expenses to average net
assets after reductions	0.96%[2]	0.91%	0.93%	0.93%	0.88%	0.91%
Ratio of net investment income to
average net assets	2.15%[2]	2.22%	1.96%	2.29%	2.32%	1.87%
Portfolio turnover rate	6%	13%	11%	34%	19%	16%

1	Calculated using average shares outstanding for the period.
2	Annualized
3	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

18

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2012 (unaudited)

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other share class of the Fund. As of April 30, 2012, there were four series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) for securities traded on international exchanges, if events which may materially affect the value of the Fund’s securities occur after the close of the primary exchange and before the Fund’s net asset value is next determined, then those securities will be valued at fair value as determined in good faith under the supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to value international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
FINANCIAL STATEMENT APRIL 30, 2012	19

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. As of April 30, 2012, the Fund held the following open forward foreign currency contracts including appreciation/(depreciation) as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Forward Foreign Currency Exchange Contracts:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain/(Loss)
Contracts to Sell:
Australian Dollar	10,957,000	Northern	$85,028	July 31, 2012	$(85,028)
		Trust Corp.
Net Unrealized (Loss) on Open Forward Foreign Currency Exchange Contracts					$(85,028)

During the six months ended April 30, 2012, the average monthly cost of forward foreign currency exchange contracts was $3,788,831. The corresponding volumes for the period ranged from $11,215,147 to $30,447,348.

20

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2012

Derivatives not accounted for as hedging instruments under authoritative guidance for derivatives instruments and hedging activities:.

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward Foreign	Unrealized	–	Unrealized	$85,028*
Currency Exchange	appreciation of		depreciation of
Contracts	forward foreign		forward foreign
	currency exchange		currency exchange
	contracts		contracts
Total		–		$85,028

*	Includes cumulative appreciation/depreciation of forward foreign exchange currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Forward Foreign Currency Exchange Contracts on the Statement of Operations

Net Realized Loss on Foreign Exchange Transactions and Translations	$683,544

Net Change in Unrealized Appreciation/(Depreciation) on Foreign
Currency Translations	$30,197,534

E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and
FINANCIAL STATEMENT APRIL 30, 2012	21

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

unrealized gain or loss on foreign currency translations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.

F.	Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
G.	Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. Pursuant to the Fund’s securities lending policy and procedures, the loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of April 30, 2012.
H.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.
22

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification (“ASC 740”) Income Taxes. ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2011, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2012, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

I.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, were generally declared and paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2011 and 2010, respectively, were as follows:
Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2011:	$10,375,041	—	$10,375,041	—	$10,375,041
2010:	8,309,089	—	8,309,089	—	8,309,089

As of October 31, 2011 and 2010, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2011:	$13,937,099	—	$13,937,099	$(67,895,179)	$—	$63,781,365	$9,823,285
2010:	9,897,978	—	9,897,978	(62,728,716)	(2,547,455)	91,156,166	35,777,973

As of October 31, 2011, the Fund had a net capital loss carry forward of $67,895,179, which expires as follows:

Expiration Date	Amount
10/31/2017	$62,728,716
10/31/2019	5,166,463

FINANCIAL STATEMENT APRIL 30, 2012	23

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital loss.

Total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

J.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets among the Fund’s sub-advisers, currently Mondrian Investment Partners Limited and Walter Scott & Partners Limited (together, “Sub-advisers”). The Sub-advisers are responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-advisers and evaluates their performance results. BBH also provides administrative services to the Fund. For the period November 1, 2011 to December 31, 2011 the Fund paid a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. Effective January 1, 2012 the Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to at 0.80% per annum on the first $1,000,000,000 of average daily net assets and 0.70% per annum on
24

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

all average daily net assets over $1,000,000,000. The Investment Adviser pays each Sub-adviser a percentage from its investment advisory and administrative fees. For the six months ended April 30, 2012, the Fund incurred $2,277,687 for services under the Agreement.

B.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares’ average daily net assets. For the six months ended April 30, 2012, Class N shares of the Fund incurred $613,937 in shareholder servicing fees.
C.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100,000,000 of average daily net assets, 0.02% per annum on the next $400,000,000 of average daily net assets and 0.01% per annum on all average daily net assets over $500,000,000. For the six months ended April 30, 2012, the Fund incurred $210,246 in custody and fund accounting fees. These fees for the Fund were reduced by $3,971 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2012, was $0.
D.	Securities Lending Fees. The Trust has a securities lending agreement with BBH for which BBH receives a portion of the securities lending proceeds in exchange for its services as lending agent. For the six months ended April 30, 2012, BBH received no securities lending proceeds.
E.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2012, the Fund incurred $54,080 in non-interested Trustee compensation and reimbursements.
4.	Investment Transactions. For the six months ended April 30, 2012, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $37,785,060 and $226,622,093, respectively.
FINANCIAL STATEMENT APRIL 30, 2012	25

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

5.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N shares and Class I shares were as follows:
	For the six months ended April 30, 2012 (unaudited)		For the year ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	3,237,239	$39,999,764	11,782,805	$156,407,532
Shares issued in
connection with
reinvestments of
dividends	1,086,716	12,529,835	678,671	8,775,209
Proceeds from short-term
redemption fees	NA	1,823	NA	2,734
Shares redeemed	(17,643,038)	(215,682,414)	(5,478,647)	(71,585,240)
Net increase (decrease)	(13,319,083)	$(163,150,992)	6,982,829	$93,600,235
Class I
Shares sold	—	$—	1,682,143	$22,704,600
Shares issued in
connection with
reinvestments of
dividends	184,326	2,125,277	111,584	1,445,008
Proceeds from short-term
redemption fees	NA	—	NA	—
Shares redeemed	(1,805,211)	(22,100,277)	(411,923)	(5,555,008)
Net increase (decrease)	(1,620,885)	$(19,975,000)	1,381,804	$18,594,600

6.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to the assumption of large positions in securities of a small number of issuers (diversification risk), prohibition of, or restrictions on, the ability to transfer currency, securities and other assets (capital controls risk), non-U.S. currencies invested in by the Fund depreciating against the U.S. dollar (currency exchange rate risk), risks from investing in securities of issuers based in developing countries (emerging markets risk), certain risks associated with investing in foreign securities not present in domestic

26

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2012 (unaudited)

investments (foreign investment risk), or investment styles of the Sub-advisers not complementing each other (multi-manager risk). The Fund’s use of derivatives strategies may accelerate the volatility of potential losses. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
FINANCIAL STATEMENT APRIL 30, 2012	27

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF FUND EXPENSES
April 30, 2012 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

28

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2012 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period November 1, 2011 to April 30, 2012[1]
Class N
Actual	$1,000	$1,031	$5.96
Hypothetical[2]	$1,000	$1,019	$5.92

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period November 1, 2011 to April 30, 2012[1]
Class I
Actual	$1,000	$1,032	$4.85
Hypothetical[2]	$1,000	$1,020	$4.82

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.18% and 0.96% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
FINANCIAL STATEMENT APRIL 30, 2012	29

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF ADVISOR SELECTION
April 30, 2012 (unaudited)

Board of Trustees Considerations in Approving the Investment Advisory and Administrative Services Agreement and Sub-Advisory Agreements

BBH Trust (“Trust”) and Brown Brothers Harriman & Co. (“BBH”), through a separately identifiable department (“SID” or the “Investment Adviser”) have entered into an Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) with respect to the existing funds in the Trust, including the BBH International Equity Fund (“Fund”). Pursuant to the Advisory Agreement with the Trust, the Investment Adviser is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund. Pursuant to separate sub-advisory agreements (the “Sub-advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and each of Walter Scott & Partners Limited (“Walter Scott”) and Mondrian Investment Partners Limited (“Mondrian” and, together with Walter Scott, the “Sub-advisers”), and under the supervision of the Investment Adviser and the Board of Trustees (“Board”) of the Trust and in conformance with the stated policies of the Fund, the Sub-advisers are responsible for the day-to-day investment management of the assets of the Fund.

The 1940 Act requires that the continuation of the Agreements be specifically approved annually both by the Board and by a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approval, the Board must request and evaluate, and the Investment Adviser and the Sub-advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements.

The Board, including a majority of the Independent Trustees, held an in person meeting on December 7, 2011, to consider whether to renew the Agreements. Both in the meeting specifically held to address the continuance of the Agreements and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser, Sub-advisers and BBH, including information about personnel, operations, profitability, compliance and Fund performance. The Board received from Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management. In approving the renewal of the Agreements with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreements were fair and reasonable.

The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

30

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2012 (unaudited)

Nature, Extent and Quality of Services

The Board received and considered information, during the in person meeting held on December 7, 2011, and during the past year, regarding the nature, extent and quality of services provided to the Fund pursuant to the Agreements. The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser provides administrative services and is responsible for overseeing the investment advisory services provided to the Fund by the Sub-advisers. The Board also noted that subject to the supervision of the Investment Adviser and the Board, the Sub-advisers are responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board also considered the policies and practices that the Investment Adviser follows in overseeing and evaluating the investment performance of the Sub-advisers. The Board reviewed the qualifications of the key personnel primarily responsible for overseeing the Sub-advisers. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that in the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Advisory Agreement.

With regard to the Sub-Advisers, the Board considered the nature, quality and extent of the services provided by each Sub-Adviser, particularly portfolio management services. The Board also considered the policies and practices that each Sub-adviser follows in allocating the portfolio transactions of the Fund, including the policies and practices regarding best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund for each Sub-adviser. The Board concluded that the services performed by the Sub-advisers are appropriate and consistent with the Sub-advisory Agreements.

Investment Results

The Board received and considered performance information for the Fund. The Board considered the investment results of the Fund as compared with a selected securities index as well as a selection of peer funds. The Board reviewed information showing performance of the Fund over the 1, 3, 5 and 10 year periods ended September 30, 2011, as compared to an appropriate securities index and fund peers over comparable periods. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. The Board noted the Fund’s five star Morningstar ranking and concluded that the Fund’s performance was strong in the context of its historic investment style and was consistent with the Fund’s investment approach.

FINANCIAL STATEMENT APRIL 30, 2012	31

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2012 (unaudited)

Fee Rates

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided under the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fees and the Fund’s net total expenses with those of comparable industry averages. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

In addition, the Board noted that the compensation paid to the Sub-advisers is paid by the Investment Adviser, not the Fund, and, accordingly, that the retention of the Sub-advisers does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Costs of Services Provided and Profitability

The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2011, and for the prior one-year period. The data included the effect of revenue generated by the shareholder servicing, custody and investment advisory and administration fees paid by the Fund. The Board also reviewed the allocation methods used in preparing the profitability data. In considering profitability information, the Board considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, and fees received for being the Fund’s administrator, custodian and shareholder servicing agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by the Investment Adviser and not by the Fund directly, and such compensation with respect to the Sub-Advisers reflects an arms-length negotiation between the Sub-Advisers and the Investment Adviser. The Board concluded that the profitability of each Sub-adviser was not excessive in light of the nature, extent and quality of services it provided to the Fund.

32

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2012 (unaudited)

Economies of Scale

The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders, noting the recent implementation of a graduated investment advisory fee schedule for the Fund effective January 1, 2012, which reduced the fee paid to the Investment Adviser from 0.80% to 0.70% on average daily net assets over $1,000,000,000. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fee and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to Investment Adviser were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by the Investment Adviser.

FINANCIAL STATEMENT APRIL 30, 2012	33

BBH INTERNATIONAL EQUITY FUND
CONFLICTS OF INTEREST
April 30, 2012 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the Investment Adviser, BBH provides administrative, custody, fund accounting, shareholder servicing, and securities lending services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to the Fund’s average daily net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets. From time to time, BBH may buy or sell shares of the Fund on behalf of discretionary wealth management clients.

The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities within the parameters of which have been approved for purchase by an oversight committee, and compliance with the

34

BBH INTERNATIONAL EQUITY FUND
CONFLICTS OF INTEREST (continued)
April 30, 2012 (unaudited)

Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, the Investment Adviser has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Fund has designated a chief compliance officer and has adopted and implemented policies and procedures designed to address the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Fund’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT APRIL 30, 2012	35

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
(800) 625-5759

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the U.S. Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Fund at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Radford W.Klotz_____________________

Radford W. Klotz

Title:  President (Principal Executive Officer)

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Radford W. Klotz

Radford W. Klotz

Title: President (Principal Executive Officer)

Date: July 6, 2012

By: (Signature and Title)

/s/ Charles H. Schreiber ________________

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: July 6, 2012